UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22583

Lincoln Advisors Trust
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Fort Wayne, IN 46802
(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.
Lincoln Financial Group
150 North Radnor Chester Road

Radnor, Pennsylvania 19087
(Name and address of agent for service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
2010 Main Street
Suite 500
Irvine, CA 92614

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Presidential® Managed Risk 2010 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.49%
Equity Funds–28.23%
iShares Core S&P Mid-Cap ETF	4,402	$660,212
iShares Russell 2000 Fund	5,377	671,372
SPDR® S&P 500 ETF	16,720	3,441,812

		4,773,396

Fixed Income Funds–46.45%
iShares Barclays 0-5 Year TIPS Bond ETF	6,721	671,562
iShares Barclays TIPS Bond Fund	10,496	1,176,077
iShares Floating Rate Bond ETF	9,911	501,893
SPDR® Barclays High Yield Bond ETF	17,234	662,303
Vanguard Mortgage-Backed Securities ETF	15,811	835,295
Vanguard Short-Term Bond ETF	8,366	670,870
Vanguard Total Bond Market ETF	41,078	3,337,998

		7,855,998

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–17.21%
iShares Core MSCI Emerging Markets ETF	10,241	$491,978
iShares International Developed Real Estate ETF	16,254	483,394
Vanguard FTSE Developed Markets ETF	48,790	1,934,523

		2,909,895

International Fixed Income Fund–5.92%
SPDR® Barclays International Treasury Bond ETF	19,253	1,001,541

		1,001,541

Money Market Fund–1.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	283,989	283,989

		283,989

Total Investment Companies (Cost $15,231,170)		16,824,819

TOTAL VALUE OF SECURITIES–99.49% (Cost $15,231,170)	16,824,819
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	86,678

NET ASSETS APPLICABLE TO 1,477,423 SHARES OUTSTANDING–100.00%	$16,911,497

ê Includes $22,197 cash and $41,568 foreign currencies pledged as collateral for futures contracts as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6) E-mini S&P 500 Index	$(629,695)	$(616,320)	9/21/15	$13,375
(3) Euro Currency	(424,891)	(418,350)	9/15/15	6,541
(10) Euro STOXX 50 Index	(378,238)	(382,925)	9/21/15	(4,687)

	$(1,432,824)			$15,229

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2010 Fund–1

Presidential® Managed Risk 2010 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$16,824,819

Futures Contracts	$15,229

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

Presidential® Managed Risk 2010 Fund–2

Presidential® Managed Risk 2020 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.57%
Equity Funds–35.45%
iShares Core S&P Mid-Cap ETF	6,764	$1,014,465
iShares Russell 2000 Fund	8,264	1,031,843
SPDR® S&P 500 ETF	26,438	5,442,262

		7,488,570

Fixed Income Funds–34.04%
iShares Barclays 0-5 Year TIPS Bond ETF	4,129	412,570
iShares Barclays TIPS Bond Fund	5,528	619,412
iShares Floating Rate Bond ETF	8,130	411,703
SPDR® Barclays High Yield Bond ETF	21,196	814,562
Vanguard Mortgage-Backed Securities ETF	11,666	616,315
Vanguard Short-Term Bond ETF	10,283	824,594
Vanguard Total Bond Market ETF	42,960	3,490,930

		7,190,086

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–22.61%
iShares Core MSCI Emerging Markets ETF	16,823	$808,177
iShares International Developed Real Estate ETF	19,998	594,740
Vanguard FTSE Developed Markets ETF	85,060	3,372,629

		4,775,546

International Fixed Income Fund–3.88%
SPDR® Barclays International Treasury Bond ETF	15,735	818,535

		818,535

Money Market Fund–2.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	547,168	547,168

		547,168

Total Investment Companies (Cost $18,386,953)		20,819,905

TOTAL VALUE OF SECURITIES–98.57% (Cost $18,386,953)	20,819,905
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.43%	301,751

NET ASSETS APPLICABLE TO 1,775,415 SHARES OUTSTANDING–100.00%	$21,121,656

ê Includes $41,743 cash and $78,556 foreign currencies pledged as collateral for futures contracts as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(12) E-mini S&P 500 Index	$(1,259,391)	$(1,232,640)	9/21/15	$26,751
(5) Euro Currency	(708,152)	(697,250)	9/15/15	10,902
(19) Euro STOXX 50 Index	(719,075)	(727,557)	9/21/15	(8,482)

	$(2,686,618)			$29,171

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2020 Fund–1

Presidential® Managed Risk 2020 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$20,819,905

Futures Contracts	$29,171

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

Presidential® Managed Risk 2020 Fund–2

Presidential® Managed Risk 2030 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.31%
Commodity Fund–0.99%
†iShares S&P GSCI Commodity-Indexed Trust	4,925	$103,967

		103,967

Equity Funds–37.25%
iShares Core S&P Mid-Cap ETF	3,358	503,633
iShares Russell 2000 Fund	4,107	512,800
SPDR® S&P 500 ETF	14,107	2,903,926

		3,920,359

Fixed Income Funds–27.14%
iShares Barclays 0-5 Year TIPS Bond ETF	2,050	204,836
iShares Barclays TIPS Bond Fund	1,830	205,051
iShares Floating Rate Bond ETF	4,034	204,282
SPDR® Barclays High Yield Bond ETF	7,895	303,405
Vanguard Mortgage-Backed Securities ETF	3,861	203,976
Vanguard Short-Term Bond ETF	2,551	204,565
Vanguard Total Bond Market ETF	18,826	1,529,801

		2,855,916

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–26.33%
iShares Core MSCI Emerging Markets ETF	10,425	$500,817
iShares International Developed Real Estate ETF	9,935	295,467
Vanguard FTSE Developed Markets ETF	44,756	1,774,575
Vanguard Total World Stock ETF	3,242	199,448

		2,770,307

International Fixed Income Fund–3.86%
SPDR® Barclays International Treasury Bond ETF	7,817	406,640

		406,640

Money Market Fund–3.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	393,207	393,207

		393,207

Total Investment Companies (Cost $8,967,493)		10,450,396

TOTAL VALUE OF SECURITIES–99.31% (Cost $8,967,493)	10,450,396
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	72,171

NET ASSETS APPLICABLE TO 901,027 SHARES OUTSTANDING–100.00%	$10,522,567

†	Non-income producing for the period.

ê	Includes $17,371 cash and $37,310 foreign currencies pledged as collateral for futures contracts as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(524,746)	$(513,600)	9/21/15	$11,146
(2) Euro Currency	(283,261)	(278,900)	9/15/15	4,361
(9) Euro STOXX 50 Index	(340,514)	(344,632)	9/21/15	(4,118)

	$(1,148,521)			$11,389

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2030 Fund–1

Presidential® Managed Risk 2030 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$10,450,396

Futures Contracts	$11,389

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

Presidential® Managed Risk 2030 Fund–2

Presidential® Managed Risk 2040 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.31%
Commodity Fund–0.98%
†iShares S&P GSCI Commodity-Indexed Trust	4,063	$85,770

		85,770

Equity Funds–41.63%
iShares Core S&P Mid-Cap ETF	2,772	415,744
iShares Russell 2000 Fund	4,062	507,181
SPDR® S&P 500 ETF	13,236	2,724,631

		3,647,556

Fixed Income Funds–18.24%
iShares Barclays 0-5 Year TIPS Bond ETF	1,691	168,965
iShares Barclays TIPS Bond Fund	757	84,822
iShares Floating Rate Bond ETF	1,664	84,265
SPDR® Barclays High Yield Bond ETF	4,337	166,671
Vanguard Mortgage-Backed Securities ETF	3,186	168,316
Vanguard Short-Term Bond ETF	2,103	168,640
Vanguard Total Bond Market ETF	9,315	756,937

		1,598,616

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–30.72%
iShares Core MSCI Emerging Markets ETF	10,326	$496,061
iShares International Developed Real Estate ETF	8,191	243,600
Vanguard FTSE Developed Markets ETF	40,949	1,623,628
Vanguard Total World Stock ETF	5,343	328,701

		2,691,990

International Fixed Income Fund–2.88%
SPDR® Barclays International Treasury Bond ETF	4,849	252,245

		252,245

Money Market Fund–4.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	425,520	425,520

		425,520

Total Investment Companies (Cost $7,313,964)		8,701,697

TOTAL VALUE OF SECURITIES–99.31% (Cost $7,313,964)	8,701,697
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	60,273

NET ASSETS APPLICABLE TO 711,236 SHARES OUTSTANDING–100.00%	$8,761,970

†	Non-income producing for the period.

ê	Includes $14,685 cash and $24,942 foreign currencies pledged as collateral for futures contracts as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) E-mini S&P 500 Index	$(419,797)	$(410,880)	9/21/15	$8,917
(2) Euro Currency	(283,261)	(278,900)	9/15/15	4,361
(6) Euro STOXX 50 Index	(226,942)	(229,755)	9/21/15	(2,813)

	$(930,000)			$10,465

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2040 Fund–1

Presidential® Managed Risk 2040 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$8,701,697

Futures Contracts	$10,465

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

Presidential® Managed Risk 2040 Fund–2

Presidential® Managed Risk 2050 Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.06%
Commodity Fund–0.96%
†iShares S&P GSCI Commodity-Indexed Trust	2,274	$48,004

		48,004

Equity Funds–44.65%
iShares Core S&P Mid-Cap ETF	1,552	232,769
iShares Russell 2000 Fund	3,036	379,075
SPDR® S&P 500 ETF	7,856	1,617,158

		2,229,002

Fixed Income Funds–6.60%
iShares Barclays 0-5 Year TIPS Bond ETF	947	94,624
SPDR® Barclays High Yield Bond ETF	2,430	93,385
Vanguard Short-Term Bond ETF	590	47,312
Vanguard Total Bond Market ETF	1,157	94,018

		329,339

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–39.30%
iShares Core MSCI Emerging Markets ETF	6,742	$323,886
iShares International Developed Real Estate ETF	6,114	181,830
Vanguard FTSE Developed Markets ETF	32,087	1,272,250
Vanguard Total World Stock ETF	2,991	184,006

		1,961,972

International Fixed Income Fund–0.95%
SPDR® Barclays International Treasury Bond ETF	905	47,078

		47,078

Money Market Fund–6.60%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	329,458	329,458

		329,458

Total Investment Companies (Cost $3,964,625)		4,944,853

TOTAL VALUE OF SECURITIES–99.06% (Cost $3,964,625)	4,944,853
ê RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.94%	47,093

NET ASSETS APPLICABLE TO 401,102 SHARES OUTSTANDING–100.00%	$4,991,946

† Non-income producing for the period.

ê Includes $12,169 cash and $16,584 foreign currencies pledged as collateral for futures contracts as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(314,848)	$(308,160)	9/21/15	$6,688
(2) Euro Currency	(283,261)	(278,900)	9/15/15	4,361
(4) Euro STOXX 50 Index	(151,339)	(153,170)	9/21/15	(1,831)

	$(749,448)			$9,218

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk 2050 Fund–1

Presidential® Managed Risk 2050 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$4,944,853

Futures Contracts	$9,218

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

Presidential® Managed Risk 2050 Fund–2

Presidential® Managed Risk Moderate Fund

Schedule of Investments

June 30, 2015 (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.09%
Commodity Fund–1.00%
†iShares S&P GSCI Commodity-Indexed Trust	1,193	$25,184

		25,184

Equity Funds–32.84%
iShares Core S&P Mid-Cap ETF	977	146,530
iShares Russell 2000 Fund	994	124,111
SPDR® S&P 500 ETF	2,712	558,265

		828,906

Fixed Income Funds–38.23%
iShares Barclays TIPS Bond ETF	665	74,513
iShares Floating Rate Bond ETF	487	24,662
SPDR® Barclays High Yield Bond ETF	1,912	73,478
Vanguard Mortgage-Backed Securities ETF	466	24,619
Vanguard Short-Term Bond ETF	1,856	148,833
Vanguard Total Bond Market ETF	7,615	618,795

		964,900

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–21.85%
iShares Core MSCI Emerging Markets ETF	2,021	$97,089
iShares International Developed Real Estate ETF	1,603	47,673
Vanguard FTSE Developed Markets ETF	10,261	406,849

		551,611

International Fixed Income Fund–2.93%
SPDR® Barclays International Treasury Bond ETF	1,419	73,816

		73,816

Money Market Fund–3.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	81,847	81,847

		81,847

Total Investment Companies (Cost $2,465,965)		2,526,264

TOTAL VALUE OF SECURITIES–100.09% (Cost $2,465,965)	2,526,264
ê LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(2,218)

NET ASSETS APPLICABLE TO 245,411 SHARES OUTSTANDING–100.00%	$2,524,046

†	Non-income producing for the period.

ê	Includes $6,920 cash and $3,123 foreign currencies pledged as collateral for futures contracts as of June 30, 2015.

The following futures contracts were outstanding at June 30, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 E-mini S&P 500 Index	$104,953	$102,720	9/21/15	$(2,233)
1 Euro STOXX 50 Index	37,758	38,292	9/21/15	534

	$142,711			$(1,699)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

TIPS–Treasury Inflation–Protected Securities

Presidential® Managed Risk Moderate Fund–1

Presidential® Managed Risk Moderate Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2015:

Level 1
Investment Companies	$2,526,264

Futures Contracts	$(1,699)

There were no Level 3 investments at the beginning or end of the period.

During the period ended June 30, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

Presidential® Managed Risk Moderate Fund–2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Advisors Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	August 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	August 17, 2015

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	August 19, 2015

*	Print the name and title of each signing officer under his or her signature.